Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Document and Entity Information:
Entity Registrant Name	ACCESS US OIL & GAS, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001550956
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	21,290,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Apr. 23, 2012	Apr. 23, 2012
Entity Incorporation, State Country Name	Delaware	Delaware